COMMITMENTS AND CONTINGENCIES - Narrative (Details) $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($) tranche	Jan. 31, 2020	Dec. 31, 2021 USD ($) lease	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 31, 2021 USD ($)
Operating Leased Assets [Line Items]
Number of leases entered into | lease			4
Renewal term			1 year
Rent expense			$ 900	$ 1,300	$ 1,900
Purchase commitments						$ 3,300
Future minimum purchases in 2021			400
Future minimum purchases in 2022			2,800
Payments for inventory			200
Inventory accrued related to the unpurchased minimum commitment			200
Loss contingency accrual			$ 6,800
Registration Rights Agreement
Operating Leased Assets [Line Items]
Number of times stockholders may each request to sell all or any portion of their registrable securities in an underwritten offering (up to) | tranche	2
Stockholders may each request to sell all or any portion of their registrable securities in an underwritten offering, period	$ 75,000
Sale of stock, expected consideration received on transaction	12 months
Legacy Latch
Operating Leased Assets [Line Items]
Operating lease, sublease agreement term		1 year